COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments or contingencies	$ 0	$ 0	$ 0